Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, classified by type and category, as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	December 31, 2017
	Financial assets held for trading	Financial assets at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial asssets	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative instruments	404	-	-	-	-	2,168
Other financial assets	-	49,757	43,737	2,394,756	14,286	-
Total Current	404	49,757	43,737	2,394,756	14,286	2,168

Equity instrumentos	-	-	-	-	1,104	-
Derivative instruments	4,898	-	-	-	-	19,932
Other financial assets	-	-	27	619,637	1,726,306
Total Non-Current	4,898	-	27	619,637	1,727,410	19,932

Total	5,302	49,757	43,764	3,014,393	1,741,696	22,100

	December 31, 2016
	Financial assets held for trading	Financial assets at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial assets	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative instruments	32,602	-	-	-	-	259
Other financial assets	-	65,753	37,643	1,550,598	-	-
Total Current	32,602	65,753	37,643	1,550,598	-	259

Equity instruments	-	-	-	-	1,908	-
Other financial assets	-	479	54	475,500	1,026,870	-
Total Non-Current	-	479	54	475,500	1,028,778	-

Total	32,602	66,232	37,697	2,026,098	1,028,778	259

	January 1, 2016
	Financial assets held for trading	Financial assets at fair value through profit or loss	Held-to-maturity investments	Loans and receivables	Available-for-sale financial assets	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative instruments	6,234	-	-	-	-	1,651
Other financial assets	-	49,943	38,295	1,472,655	-	-
Total Current	6,234	49,943	38,295	1,472,655	-	1,651

Equity instruments	-	-	-	-	868	-
Derivative instruments	-	-	-	-	-	1,378
Other financial assets	-	-	56	513,288	687,019	-
Total Non-Current	-	-	56	513,288	687,887	1,378

Total	6,234	49,943	38,351	1,985,943	687,887	3,029

Summary of Financial Liabilities Classified by Type and Category
b)	The detail of financial liabilities, classified by type and category, as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	December 31, 2017
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	-	670,916	-
Derivative instruments	1,270	-	17,582
Other financial liabilities	-	3,255,603	-
Total Current	1,270	3,926,519	17,582

Interest-bearing loans	-	4,333,042	-
Derivative instrumentos	8,671	-	7,802
Other financial liabilities	-	978,569	-
Total Non-Current	8,671	5,311,611	7,802

Total	9,941	9,238,130	25,384

	December 31, 2016
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	954	742,792	-
Derivative instruments	4,836	-	5,275
Other financial liabilities	-	2,476,503	-
Total Current	5,790	3,219,295	5,275

Interest-bearing loans	114,491	3,449,533	-
Derivative instruments	-	-	16,053
Other financial liabilities	-	442,622	-
Total Non-Current	114,491	3,892,155	16,053

Total	120,281	7,111,450	21,328

	January 1, 2016
	Financial liabilities held for trading	Loans and payables	Financial derivatives for hedging
	ThUS$	ThUS$	ThUS$

Interest-bearing loans	-	869,208	-
Derivative instruments	1,481	-	97,929
Other financial liabilities	-	2,038,000	-
Total Current	1,481	2,907,208	97,929

Interest-bearing loans	-	2,600,816	-
Derivative instruments	-	-	424
Other financial liabilities	-	343,696	-
Total Non-Current	-	2,944,512	424

Total	1,481	5,851,720	98,353

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2017, 2016, and January 1, 2016, financial derivative qualifying as hedging instruments resulted in recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2017				December 31, 2016				January 1, 2016
	Asset		Liability		Asset		Liability		Asset		Liability
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	796	850	40	-	248	-	60	-	1,279	1,378	16	424
Cash flow hedge	796	850	40	-	248	-	60	-	1,279	1,378	16	424
Exchange rate hedge:	1,372	19,082	17,541	7,802	10	-	5,215	16,053	372	-	97,913	-
Cash flow hedge	1,372	19,082	9,056	-	10	-	-	-	372	-	97,913	-
Fair value hedge	-	-	8,485	7,802	-	-	5,215	16,053	-	-	-	-
TOTAL	2,168	19,932	17,581	7,802	258	-	5,275	16,053	1,651	1,378	97,929	424

-           General information on hedge derivative instruments

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of Hedge Instrument	Description of hedged risk	Description of hedged item	Fair Value of Hedged Item 12-31-2017 ThUS$	Fair Value of Hedged Item 12-31-2016 ThUS$	Fair Value of Hedged Item 01-01-2016 ThUS$

SWAP	Interest rate	Bank loans	11,214	(20,200)	-421
SWAP	Interest rate	Unsecured obligations (bonds)	-	(60)	2,638
SWAP	Exchange rate	Bank loans	(16,287)	6	-443
SWAP	Exchange rate	Bank loans	1,607	242	-
SWAP	Exchange rate	Unsecured obligations (bonds)	-	-	-95,705
FORWARD	Exchange rate	Other	-	-	-28
FORWARD	Exchange rate	Unsecured obligations (bonds)	48	10	-
FORWARD	Exchange rate	Operating costs	136	(1,068)	-1,365

Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item

For fair value hedges, the gain or losses on the hedging deivative instrument and on the underlying hedged item recognized during the years ended December 31, 2017 and 2016, is detailed in the following table:

	December 31, 2017		December 31, 2016		December 31, 2015
	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$	Gains ThUS$	Losses ThUS$
Hedging derivative instrument	5,700	9,396	8,158	-	-	-
Underlying hedged item	488	5,695	-	8,363	-	-
TOTAL	6,188	15,091	8,158	8,363	-	-

Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss

As of December 31, 2017, 2016 and January 1, 2016, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2017				December 31, 2016				January 1, 2016
	Assets		Liabilities		Assets		Liabilities		Assets		Liabilities
	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$	Current ThUS$	Non-Current ThUS$

Non-hedging derivative instrument (1)	404	4,898	1,270	8,671	32,602	-	4,836	-	6,234	-	1,481	–

(1) Includes forward contracts entered into by the Group mainly to hedge foreign exchange risk related to dividends received or to be received from its foreign subsidiaries. Although, the hedge relationship has economic substance, they do not comply with all the hedging documentation requirements set forth by IAS 39 Financial Instruments: Recognition and Measurement to qualify for hedge accounting. Also, it includes cross currency swaps to cover the interest rate and foreign exchange risks of financial debts which as part of the corporate reorganization were transferred to Enel Chile, thus, discontinuing the hedge accounting.

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2017, 2016 and January 1, 2016:

	December 31, 2017
		Notional amount
Financial Derivatives	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	1,607	46,120	162,043	-	-	-	208,163
Cash flow hedge	1,607	46,120	162,043	-	-	-	208,163
Exchange rate hedge:	(4,890)	97,144	343,929	223,700	75,574	-	740,347
Cash flow hedge	11,397	46,436	259,976	223,700	75,574	-	605,686
Fair value hedge	(16,287)	50,708	83,953	-	-	-	134,661
Derivatives not designated for hedge accounting	(4,639)	58,247	433,797	-	-	-	492,044
TOTAL	(7,922)	201,511	939,769	223,700	75,574	-	1,440,554

	December 31, 2016
		Notional Amount
Financial Derivatives	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	188	33,959	-	-	-	-	33,959
Cash flow hedge	188	33,959	-	-	-	-	33,959
Exchange rate hedge:	(21,259)	13,735	46,025	85,213	-	-	144,973
Cash flow hedge	10	6,885	-	-	-	-	6,885
Fair value hedge	(21,269)	6,850	46,025	85,213	-	-	138,088
Derivatives not designated for hedge accounting	27,766	1,494,565	-	-	-	-	1,494,565
TOTAL	6,695	1,542,259	46,025	85,213	-	-	1,673,497

	January 1, 2016
		Notional Amount
Financial Derivatives	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	2,217	53,797	31,422	-	-	-	85,220
Cash flow hedge	2,217	53,797	31,422	-	-	-	85,220
Exchange rate hedge:	(97,541)	434,286	-	-	-	-	434,286
Cash flow hedge	(97,541)	434,286	-	-	-	-	434,286
Derivatives not designated for hedge accounting	4,753	62,892	-	-	-	-	62,892
TOTAL	(90,571)	550,975	31,422	-	-	-	582,398

The contractual maturities of hedging and non-hedging derivatives do not represent the Group’s total risk exposure, as the amounts presented in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2017, 2016 and January 1, 2016:

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2017	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	22,100	-	22,100	-
Financial derivatives not designated for hedge accounting	5,302	-	5,302	-
Financial assets at fair value through profit or loss	49,345	49,345	-	-
Available-for-sale financial assets, long term	1,740,592	-	1,740,592	-
Total	1,817,339	49,345	1,767,994	-
Financial Liabilities
Financial derivatives designated as cash flow hedge	9,096	-	9,096	-
Financial derivatives designated as fair value hedge	16,287	-	16,287	-
Financial derivatives not designated for hedge accounting	9,942	-	9,942	-
Interest-bearing borrowings short term	-	-	-	-
Interest-bearing borrowings long term	-	-	-	-
Total	35,325	-	35,325	-

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	12-31-2016	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	312	53	259	-
Financial derivatives not designated for hedge accounting	32,602	-	32,602	-
Financial assets at fair value through profit or loss	64,251	64,251	-	-
Available-for-sale financial assets, long term	1,026,870	-	1,026,870	-
Total	1,124,035	64,304	1,059,731	-
Financial Liabilities
Financial derivatives designated as cash flow hedge	60	-	60	-
Financial derivatives designated as fair value hedge	21,279	10	21,269	-
Financial derivatives not designated for hedge accounting	4,836	-	4,836	-
Interest-bearing borrowings short term	954	-	954	-
Interest-bearing borrowings long term	114,491	-	114,491	-
Total	141,620	10	141,610	-

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:

	01-01-2016	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Financial derivatives designated as cash flow hedge	3,028	-	3,028	-
Financial derivatives not designated for hedge accounting	6,234	-	6,234	-
Financial assets at fair value through profit or loss	49,943	49,943	-	-
Available-for-sale financial assets, long term	687,019	-	687,019	-
Total	746,224	49,943	696,281	-
Financial Liabilities
Financial derivatives designated as cash flow hedge	98,352	-	98,352	-
Financial derivatives not designated for hedge accounting	1,481	-	1,481	-
Total	99,833	-	99,833	-